CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 40,281	$ 30,788	$ 23,982
Books and reference materials	4,438	4,743	3,939
Others	7,383	6,033	4,658
Total net revenues	52,102	41,564	32,579
Cost of sales
Cost of services	(20,494)	(16,840)	(13,283)
Cost of tangible goods sold	(2,587)	(2,794)	(2,070)
Total cost of sales	(23,081)	(19,634)	(15,353)
Gross profit	29,021	21,930	17,226
Operating expenses
Selling expenses	(11,337)	(9,771)	(7,176)
General and administrative expenses	(8,248)	(12,221)	(10,535)
Impairment of purchased call options		(1,115)	(162)
Total operating expenses	(19,585)	(23,107)	(17,873)
Other operating income	58	603	74
Operating income (loss)	9,494	(574)	(573)
Interest income	1,119	883	458
Exchange loss	(40)	(143)	(66)
Income (loss) before income taxes	10,573	166	(181)
Less: Income tax expense	(2,600)	(971)	(575)
Net income (loss) from continuing operations	7,973	(805)	(756)
Net income (loss) from discontinued operations	236	(3,300)	(2,086)
Net income (loss)	8,209	(4,105)	(2,842)
Net loss attributable to noncontrolling interest		303	944
Net income (loss) from continuing operations attributable to China Distance Education Holdings Limited	7,973	(502)	155
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited	236	(3,300)	(2,053)
Net income (loss) attributable to China Distance Education Holdings Limited	$ 8,209	$ (3,802)	$ (1,898)
Net (loss) income attributable to China Distance Education Holdings Limited shareholders
Basic from continuing operations	$ 0.06	$ 0.0	$ 0.0
Basic from discontinued operations	$ 0.0	$ (0.03)	$ (0.01)
Basic	$ 0.06	$ (0.03)	$ (0.01)
Diluted from continuing operations	$ 0.06	$ 0.0	$ 0.0
Diluted from discontinued operations	$ 0.0	$ (0.03)	$ (0.01)
Diluted	$ 0.06	$ (0.03)	$ (0.01)
Weighted average shares used in calculating net (loss) income per share
Basic	133,996,737	133,571,727	138,232,493
Diluted	134,363,108	133,571,727	138,232,493